Document and Entity Information	Sep. 21, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Nov. 30, 2018
Registrant Name	ALPS ETF Trust
Central Index Key	0001414040
Amendment Flag	false
Document Creation Date	Sep. 21, 2018
Document Effective Date	Sep. 21, 2018
Prospectus Date	Mar. 31, 2018